Investments	9 Months Ended
Sep. 30, 2012
Investments

3. INVESTMENTS

Long-term investments

The Company’s carrying amount of cost method investments was RMB389,630 and RMB414,367 (US$65,932) as of December 31, 2011 and September 30, 2012, respectively. The Company’s carrying amount of equity method investments was RMB344,730 and RMB173,716 (US$27,641) as of December 31, 2011 and September 30, 2012, respectively. The Company’s carrying amount of long-term held-to-maturity investments was nil and RMB505,473 (US$80,427) as of December 31, 2011 and September 30, 2012, respectively.

Short-term investments

As of December 31, 2011 and September 30, 2012, short-term investments included (i) fixed-rate and adjustable-rate products in commercial banks in the amount of RMB9,948,896 and RMB15,374,961 (US$2,446,372), respectively, and (ii) available-for-sale debt securities with fixed-rate and adjustable rates in the amount of RMB102,682 and RMB3,338,196 (US$531,154 ), respectively.

During the nine-month periods ended September 30, 2011 and 2012, the Company recorded short-term investment gains of RMB49,383 and RMB504,566 (US$80,284) in earnings, respectively. No gross realized gain or loss from the sales of available-for-sale securities was recorded in each of the nine-month periods.

Investments classified as held-to-maturity securities and available-for-sale securities as of December 31, 2011 and September 30, 2012 were as follows:

	As of December 31, 2011
	Amortized cost	Gross unrecognized holding gains	Gross unrecognized holding losses	Gross unrealized gains	Fair value
	RMB	RMB	RMB	RMB	RMB
Short-term investments
Held-to-maturity securities
Fixed-rate investments	9,848,848	10,504	(25,077)	—	9,834,275
Adjustable-rate investments	100,048	—	(21)	—	100,027

Available-for-sale securities
Adjustable-rate investments	102,637	—	—	45	102,682

	As of September 30, 2012
	Amortized cost	Gross unrecognized holding gains	Gross unrecognized holding losses	Gross unrealized gains	Fair value	Fair value
	RMB	RMB	RMB	RMB	RMB	US$
Short-term investments
Held-to-maturity securities
Fixed-rate investments	14,504,574	40,809	(26,290)	—	14,519,093	2,310,192
Adjustable-rate investments	870,387	1,485	—	—	871,872	138,727

Available-for-sale securities
Fixed-rate investments	250,040	—	—	—	250,040	39,785
Adjustable-rate investments	3,076,361	—	—	11,795	3,088,156	491,369
Long-term investments
Fixed-rate held-to-maturity investments	505,473	1,457	—	—	506,930	80,660

Held-to-maturity securities are stated at amortized cost. The fair values of held-to-maturity securities and available-for-sale securities are determined based on a discounted cash flow model using the discount curve of market interest rates.

The long-term held-to-maturity investments mature in May 2014 and August 2014 in accordance with their contract terms.